Pending litigations (Details) ₩ in Millions	Dec. 31, 2020 KRW (₩) ₩ / shares
Case
Pending litigations [Line Items]
Number of claim | ₩ / shares	533
Claim amount | ₩	₩ 319,792
Claim for the payment to execute the assignment order
Pending litigations [Line Items]
Number of claim | ₩ / shares	1
Claim amount | ₩	₩ 7,099
Deposit return
Pending litigations [Line Items]
Number of claim | ₩ / shares	1
Claim amount | ₩	₩ 5,575
Gampo Ramada a settlement claim suit
Pending litigations [Line Items]
Number of claim | ₩ / shares	1
Claim amount | ₩	₩ 5,658
Others
Pending litigations [Line Items]
Number of claim | ₩ / shares	530
Claim amount | ₩	₩ 301,460